Revenue disaggregation and segmental analysis - Segmental revenue and profit (IAS 18 basis) (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segmental revenue and profit
Revenue	€ 43,666	€ 46,571	€ 47,631
Adjusted EBITDA		14,737	14,149
Revenue from sale of goods	5,524	4,718	4,029
Segment revenue
Segmental revenue and profit
Revenue		46,918	47,890
Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue		(160)	(177)
Regional revenue
Segmental revenue and profit
Revenue		46,758	47,713
Inter-region revenue
Segmental revenue and profit
Revenue	(302)
Inter/Intra regional revenue		(187)	(82)
Group revenue
Segmental revenue and profit
Revenue	43,666	46,571	47,631
IAS 18 basis
Segmental revenue and profit
Adjusted EBITDA	14,139
IAS 18 basis | Segment revenue
Segmental revenue and profit
Revenue	45,484
IAS 18 basis | Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(116)
IAS 18 basis | Regional revenue
Segmental revenue and profit
Revenue	45,368
IAS 18 basis | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(302)
IAS 18 basis | Group revenue
Segmental revenue and profit
Revenue	45,066
Impact of adoption of IFRS 15 | Group revenue
Segmental revenue and profit
Revenue	(1,400)
Europe
Segmental revenue and profit
Revenue	32,144
Adjusted EBITDA	10,521	11,036	10,283
Europe | Segment revenue
Segmental revenue and profit
Revenue	33,442	34,048	34,727
Europe | Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(116)	(160)	(177)
Europe | Regional revenue
Segmental revenue and profit
Revenue	33,326	33,888	34,550
Europe | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(87)	(40)	(34)
Europe | Group revenue
Segmental revenue and profit
Revenue	33,239	33,848	34,516
Germany
Segmental revenue and profit
Revenue	10,390
Adjusted EBITDA	4,098	4,010	3,617
Germany | Segment revenue
Segmental revenue and profit
Revenue	10,952	10,847	10,600
Germany | Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(24)	(29)	(32)
Germany | Regional revenue
Segmental revenue and profit
Revenue	10,928	10,818	10,568
Germany | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(26)	(18)	(21)
Germany | Group revenue
Segmental revenue and profit
Revenue	10,902	10,800	10,547
Italy
Segmental revenue and profit
Revenue	5,857
Adjusted EBITDA	2,189	2,329	2,229
Italy | Segment revenue
Segmental revenue and profit
Revenue	5,882	6,204	6,101
Italy | Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(18)	(30)	(30)
Italy | Regional revenue
Segmental revenue and profit
Revenue	5,864	6,174	6,071
Italy | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(9)	(3)	(1)
Italy | Group revenue
Segmental revenue and profit
Revenue	5,855	6,171	6,070
UK
Segmental revenue and profit
Revenue	6,272
Adjusted EBITDA	1,527	1,762	1,212
UK | Segment revenue
Segmental revenue and profit
Revenue	6,799	7,078	6,925
UK | Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(16)	(21)	(23)
UK | Regional revenue
Segmental revenue and profit
Revenue	6,783	7,057	6,902
UK | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(20)	(7)	(6)
UK | Group revenue
Segmental revenue and profit
Revenue	6,763	7,050	6,896
Spain
Segmental revenue and profit
Revenue	4,669
Adjusted EBITDA	1,079	1,420	1,360
Spain | Segment revenue
Segmental revenue and profit
Revenue	4,688	4,978	4,973
Spain | Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(24)	(35)	(37)
Spain | Regional revenue
Segmental revenue and profit
Revenue	4,664	4,943	4,936
Spain | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(4)	(2)	(1)
Spain | Group revenue
Segmental revenue and profit
Revenue	4,660	4,941	4,935
Other Europe
Segmental revenue and profit
Revenue	5,072
Adjusted EBITDA	1,628	1,515	1,865
Other Europe | Segment revenue
Segmental revenue and profit
Revenue	5,121	4,941	6,128
Other Europe | Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(34)	(45)	(55)
Other Europe | Regional revenue
Segmental revenue and profit
Revenue	5,087	4,896	6,073
Other Europe | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(28)	(10)	(5)
Other Europe | Group revenue
Segmental revenue and profit
Revenue	5,059	4,886	6,068
Rest of the World
Segmental revenue and profit
Revenue	10,307
Adjusted EBITDA	3,550	3,757	3,854
Rest of the World | Segment revenue
Segmental revenue and profit
Revenue	10,524	11,462	11,773
Rest of the World | Regional revenue
Segmental revenue and profit
Revenue	10,524	11,462	11,773
Rest of the World | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(21)	(32)	(14)
Rest of the World | Group revenue
Segmental revenue and profit
Revenue	10,503	11,430	11,759
Vodacom
Segmental revenue and profit
Revenue	5,443
Adjusted EBITDA	2,155	2,203	2,063
Vodacom | Segment revenue
Segmental revenue and profit
Revenue	5,660	5,692	5,294
Vodacom | Regional revenue
Segmental revenue and profit
Revenue	5,660	5,692	5,294
Vodacom | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(6)	(7)
Vodacom | Group revenue
Segmental revenue and profit
Revenue	5,654	5,685	5,294
Other Markets
Segmental revenue and profit
Revenue	4,864
Adjusted EBITDA	1,395	1,554	1,791
Other Markets | Segment revenue
Segmental revenue and profit
Revenue	4,864	5,770	6,479
Other Markets | Regional revenue
Segmental revenue and profit
Revenue	4,864	5,770	6,479
Other Markets | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(15)	(25)	(14)
Other Markets | Group revenue
Segmental revenue and profit
Revenue	4,849	5,745	6,465
Common Functions
Segmental revenue and profit
Revenue	1,517
Adjusted EBITDA	68	(56)	12
Common Functions | Segment revenue
Segmental revenue and profit
Revenue	1,518	1,408	1,390
Common Functions | Regional revenue
Segmental revenue and profit
Revenue	1,518	1,408	1,390
Common Functions | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(194)	(115)	(34)
Common Functions | Group revenue
Segmental revenue and profit
Revenue	1,324	1,293	1,356
Group (IAS 18 basis)
Segmental revenue and profit
Adjusted EBITDA	€ 14,139	€ 14,737	€ 14,149